Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income for basic and diluted net income per share	$ 9,479	¥ 65,114	¥ 67,595	$ 20,188	¥ 138,656	¥ 136,730
Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,156,329	121,156,329	113,524,742	120,991,441	120,991,441	112,196,168
Dilutive effect of scrip dividends	544,943	544,943		301,356	301,356
Weighted average ordinary shares outstanding for diluted net income per share	121,701,272	121,701,272	113,524,742	121,292,797	121,292,797	112,196,168
Earnings per share
Basic | (per share)	$ 0.08	¥ 0.54	¥ 0.60	$ 0.17	¥ 1.15	¥ 1.22
Diluted | (per share)	$ 0.08	¥ 0.53	¥ 0.60	$ 0.17	¥ 1.14	¥ 1.22